Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions	The following table presents amounts received from other related parties for management fees, transaction-related fees and dividends for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
Management fees and other	$6,748	$1,613	$2,515
Dividends	5,262	267	3,148
	$12,010	$1,880	$5,663